Customer Acquisition Payable (Tables)	12 Months Ended
Mar. 31, 2023
Customer Acquisition Payable [Abstract]
Schedule of Customer Acquisition Payable

Customer Acquisition Payable consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Customer acquisition payable to Reachnet*	$—	$58,293,330
Customer acquisition payable to Reachnet, current portion	—	(29,146,665)
Customer acquisition payable to Reachnet, non-current portion	$—	$29,146,665

*        The Company has modified its arrangement with Reachnet and accordingly, the customer acquisition amount would no longer be payable for the year ended March 31, 2023. The effective modification date is at the closing hours of April 1, 2022. Refer to 23A for further details.